Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments [Abstract]
Equity investments accounted for using Equity Method	¥ 205,841	$ 29,435	¥ 210,119
Equity investments accounted for using the measurement alternative	409,948	58,621	503,336
Investment accounted for under fair value option			8,626
Available-for-sale debt securities under fair value	72,670	10,392	95,249
Total	¥ 688,459	$ 98,448	¥ 817,330